U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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1.       Name and address of issuer:
         Jefferson National Life Annuity Account G
         9920 Corporate Campus Dr., Suite 1000
         Louisville, KY 40223



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2.       Name of each series or class of securities for which this Form is filed
         (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[ ]



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3.       Investment Company Act File Number: 811-07501

         Securities Act File Number:   333-00373

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4(a).    Last day of fiscal year for which this Form is filed: December 31, 2004

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4(b).    [ ]     Check box if this Form is being filed  late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).    [ ]     Check box if this is the last time the issuer w ill  be  filing this Form.


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



5. Calculation of registration fee:

         (i)         Aggregate sale price of securities sold during the                            $5,421,533
                     fiscal year pursuant to section 24(f):                                        ----------

         (ii)        Aggregate  price of  securities  redeemed or  repurchased
                     during the fiscal year:                                        $ 3,647,941
                                                                                    -----------

         (iii)       Aggregate  price of shares  redeemed or repurchased  during any PRIOR  fiscal year ending no earlier  than  October 11,
                     1995 that were not previously  used to reduce  registration
                     fees payable to the Commission:                                $ 1,773,592
                                                                                    -----------
         (iv)        Total available redemption credits [add items 5(ii) and
                     5(iii)]:                                                                      -$ 5,421,533
                                                                                                   ------------

         (v)         Net sales -- if Item 5(i) is greater than Item 5(iv)
                     [subtract Item 5(iv) from Item 5(i)]:                                         $0
                                                                                                   --
         ---------------------------------------------------------------------------
         (vi)        Redemption credits available for use in future years --   $ 0
                     if Item 5(i) is less than Item 5(iv) [subtract Item       ---
                     5(iv) from Item 5(i)]:
         ---------------------------------------------------------------------------

         (vii)       Multiplier for determining registration fee (See
                     Instruction C.9):                                                             x    .0001177
                                                                                                    ------------

         (viii)      Registration fee due [multiply Item 5(v) by Item
                     5(vii)] (enter "0" if no fee is due):                                      =  $  0
                                                                                                   ----
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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.
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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
         (see Instruction D):
                                                                                                  +$
                                                                                                   --------
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8.       Total of the amount of the  registration  fee due plus any interest due [line
         5(viii) plus line 7]:

                                                                                                  =$ 0
                                                                                                   ---
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9.       Date the  registration  fee and any  interest  payment  was sent to the
         Commission's lockbox depository:
         Method of Delivery:
                        [  ]  Wire Transfer
                        [  ]  Mail or other means
------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ CRAIG A. HAWLEY
                                   -------------------
                                   Craig A. Hawley
                                   General Counsel & Secretary

Date  MARCH 11, 2005
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  *Please print the name and title of the signing officer below the signature.